Mezzanine Equity (Details) - USD ($)		10 Months Ended	12 Months Ended
	Mar. 07, 2023	Dec. 31, 2023	Dec. 31, 2025	Oct. 14, 2025	Dec. 31, 2024	Oct. 14, 2024	Dec. 31, 2023	Dec. 31, 2022
Series A Preferred Shares [Abstract]
Number of shares of junior stock that can be exchanged or converted (in shares)			1
Preferred stock convertible, extension period			1 year
Consecutive trading day period			5 days
Deemed dividend			$ 3,143,414		$ 3,064,409		$ 2,429,275
Retained earnings			104,272,727		140,421,449
Mezzanine equity			125,809,233		122,665,819
Dividends paid			1,400,000		1,400,000		851,667
Accrued dividends payable		$ 0	$ 37,578,641		$ 0		$ 0
Series A Preferred Shares [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000		0				140,000
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred stock, stated value (in dollars per share)	$ 1,000
Preferred shares, dividend rate	1.00%		1.00%		1.00%
Dividend multiplier factor			1.3
Percentage of volume-weighted average price of common shares			150.00%
Effective interest rate			3.71%
Expected life of preferred stock			9 years
Deemed dividend		2,429,275	$ 3,143,414		$ 3,064,409
Initial conversion date, extension period			1 year
Incremental fair value recognized			$ 0
Retained earnings			0
Mezzanine equity		$ 119,601,410	125,809,233		122,665,819		$ 119,601,410	$ 0
Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000
Dividends paid				$ 1,400,000		$ 1,400,000
Accrued dividends payable			$ 299,444		$ 338,333
Series A Preferred Shares [Member] | Minimum [Member]
Series A Preferred Shares [Abstract]
Consecutive trading day period			5 days
Conversion price (in dollars per share)	$ 2.5
Percentage of holders that must provide consent			67.00%
Series A Preferred Shares [Member] | Maximum [Member]
Series A Preferred Shares [Abstract]
Preferred shares, dividend rate			20.00%
Consecutive trading day period			10 days